Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2005
Prospectus

Effective August 15, 2005, Spartan Connecticut Municipal Income Fund was renamed Fidelity Connecticut Municipal Income Fund. All references to Spartan Connecticut Municipal Income Fund throughout this prospectus should be replaced with Fidelity Connecticut Municipal Income Fund.

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Connecticut Municipal Money Market is also open for business on Good Friday.

The following information replaces the similar information regarding redemption fees in the "Buying and Selling Shares" section under the "Selling Shares" heading beginning on page 19.

For Connecticut Municipal Income, if you sell your shares after holding them less than 30 days, a 0.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: redemptions of shares acquired by reinvesting dividends and distributions; rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund, if applicable, as long as the money never leaves the fund; and redemptions in kind.

Effective December 31, 2005, Connecticut Municipal Income also permits waivers of the short-term redemption fee for the following transactions, if applicable:

(Note: if you transact directly with Fidelity, the following transactions will not be exempt from redemption fees until the necessary modifications are made to Fidelity's recordkeeping systems. These modifications are targeted to be completed before May 31, 2006.)

  Redemptions due to Fidelity fund small balance maintenance account fees;
  Redemptions related to death, or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and

CTR/CTM-05-03 December 15, 2005
1.475744.119

  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Connecticut Municipal Income reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers, including Strategic Advisers, Inc., an affiliate of FMR, that manage accounts that invest in the fund may pay short-term redemption fees on behalf of their investors. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Supplement to the
Fidelity's Florida
Municipal Funds
January 29, 2005
Prospectus

Effective August 15, 2005, Spartan Florida Municipal Income Fund will be renamed Fidelity Florida Municipal Income Fund. All references to Spartan Florida Municipal Income Fund throughout this prospectus should be replaced with Fidelity Florida Municipal Income Fund.

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Florida Municipal Money Market is also open for business on Good Friday.

The following information replaces the similar information regarding redemption fees in the "Buying and Selling Shares" section under the "Selling Shares" heading beginning on page 18.

For Florida Municipal Income, if you sell your shares after holding them less than 30 days, a 0.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: redemptions of shares acquired by reinvesting dividends and distributions; rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund, if applicable, as long as the money never leaves the fund; and redemptions in kind.

Effective December 31, 2005, Florida Municipal Income also permits waivers of the short-term redemption fee for the following transactions, if applicable:

(Note: if you transact directly with Fidelity, the following transactions will not be exempt from redemption fees until the necessary modifications are made to Fidelity's recordkeeping systems. These modifications are targeted to be completed before May 31, 2006.)

  Redemptions due to Fidelity fund small balance maintenance fees;
  Redemptions related to death, or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and

SFC-05-03 December 15, 2005
1.479533.118

  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Florida Municipal Income reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers, including Strategic Advisers, Inc., an affiliate of FMR, that manage accounts that invest in the fund may pay short-term redemption fees on behalf of their investors. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2005
Prospectus

Effective August 15, 2005, Spartan® New Jersey Municipal Money Market Fund and Spartan New Jersey Municipal Income Fund will be renamed Fidelity New Jersey AMT Tax-Free Money Market Fund and Fidelity New Jersey Municipal Income Fund, respectively. All references to Spartan New Jersey Municipal Money Market Fund and Spartan New Jersey Municipal Income Fund throughout this prospectus should be replaced with Fidelity New Jersey AMT Tax-Free Money Market Fund and Fidelity New Jersey Municipal Income Fund, respectively.

The following information replaces the similar information found in the "Valuing Shares" section on page 16.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each of New Jersey Municipal Money Market and New Jersey AMT Tax-Free Money Market is also open for business on Good Friday.

Effective August 15, 2005 changes have been made to the initial purchase and balance minimums for Fidelity New Jersey AMT Tax-Free Money Market Fund. An updated Minimums table is included in this supplement.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 18.

Minimums
Initial Purchase
For NJ Municipal Money Market	$5,000
For NJ AMT Tax-Free Money Market	$25,000
For NJ Municipal Income	$10,000
Subsequent Purchase
For NJ Municipal Money Market	$250
Through regular investment plans	$100
For NJ AMT Tax-Free Money Market	$1,000
Through regular investment plans	$500
For NJ Municipal Income	$1,000
Through regular investment plans	$500
Balance
For NJ Municipal Money Market	$2,000
For NJ AMT Tax-Free Money Market	$10,000
For NJ Municipal Income	$5,000

The following information replaces the similar information regarding redemption fees in the "Buying and Selling Shares" section under the heading "Selling Shares" beginning on page 21.

For New Jersey Municipal Income, if you sell your shares after holding them less than 30 days, a 0.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

NJN-05-03 December 15, 2005
1.475763.121

The short-term redemption fee does not apply to: redemptions of shares acquired by reinvesting dividends and distributions; rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund, if applicable, as long as the money never leaves the fund; and redemptions in kind.

Effective December 31, 2005, New Jersey Municipal Income also permits waivers of the short-term redemption fee for the following transactions, if applicable:

(Note: if you transact directly with Fidelity, the following transactions will not be exempt from redemption fees until the necessary modifications are made to Fidelity's recordkeeping systems. These modifications are targeted to be completed before May 31, 2006.)

  Redemptions due to Fidelity fund small balance maintenance fees;
  Redemptions related to death, or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

New Jersey Municipal Income reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers, including Strategic Advisers, Inc., an affiliate of FMR, that manage accounts that invest in New Jersey Municipal Income may pay short-term redemption fees on behalf of their investors. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

The following information replaces similar information found in the "Buying and Selling Shares" section under the heading "Selling Shares"on page 23.

  If you are selling some but not all of your New Jersey Municipal Money Market shares, keep your fund balance above $2,000 to keep your fund position open, except fund positions not subject to balance minimums. If you are selling some but not all of your New Jersey AMT Tax-Free Money Market shares, keep your fund balance above $10,000 to keep your fund position open, except fund positions not subject to balance minimums. If you are selling some but not all of your New Jersey Municipal Income Fund shares, keep your fund balance above $5,000 to keep your fund position open, except fund positions not subject to balance minimums.

The following information replaces similar information found in the "Features and Policies" section on page 26.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 for New Jersey Municipal Money Market, $10,000 for New Jersey AMT Tax-Free Money Market, or $5,000 for New Jersey Municipal Income, for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.